Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of short-term debt and current portion of long-term debt

Short-term debt and current portion of long-term debt at December 31, 2021 and 2020 consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
1% Paycheck Protection Program Loan, due May 13, 2022	$—	$2,000
1% Small Business Administration Loan, due May 2, 2022	—	2,993
1% Paycheck Protection Program Loan, due October 24, 2026	183	—
Current portion of term loan payable	—	375
Short-term debt and current portion of long-term debt	$183	$5,368

Summary of long-term debt, net of unamortized debt issuance costs

(in thousands)	December 31, 2021	December 31, 2020
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$—	$7,219
Less:
Unamortized debt issuance costs	—	283
Current portion of term loan payable, net of debt issuance costs	—	375
Long-term debt, net of unamortized debt issuance costs and current portion	$—	$6,561